Annual Fund Operating Expenses - Grayscale Artificial Intelligence Infrastructure ETF - Grayscale Artificial Intelligence Infrastructure ETF	Jun. 03, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.59%

[1]	Estimated for the current fiscal year.